March 11, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Columbia Funds Series Trust I

    Columbia Diversified Real Return Fund

    Columbia Global Inflation-Linked Bond Plus Fund

Post-Effective Amendment No. 190

File No. 002-99356/811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus Columbia Global Inflation-Linked Bond Plus Fund and the Statement of Additional Information for both of the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 190 (Amendment). This Amendment was filed electronically on March 10, 2014.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Erin Nygard at (612) 671-2543.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.